Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
The fair value accounting guidance requires that assets and liabilities carried at fair value, excluding assets measured at the net asset value per share (or its equivalent) practical expedient, be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.
Level 3: Inputs are unobservable data points that are not corroborated by market data.
The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
The following tables present information about the Plan's investments measured at fair value on a recurring basis:

(In thousands)	December 31, 2025	Level 1	Level 2	Level 3	Not subject to leveling (1)
Mutual funds	$294,494	$294,494	$—	$—	$—
Common collective trusts	11,049,701	—	—	—	11,049,701
Other investments	1,383	—	—	—	1,383
Common stock	209,325	209,325	—	—	—
Total investments at fair value	$11,554,903	$503,819	$—	$—	$11,051,084
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

(In thousands)	December 31, 2024	Level 1	Level 2	Level 3	Not subject to leveling (1)
Mutual funds	$319,296	$319,296	$—	$—	$—
Common collective trusts	9,612,682	—	—	—	9,612,682
Other investments	2,695	—	—	—	2,695
Common stock	210,353	210,353	—	—	—
Total investments at fair value	$10,145,026	$529,649	$—	$—	$9,615,377
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
The following table presents information about the Plan's investments measured at the net asset value per share (or its equivalent) practical expedient:

	Fair value as of December 31,		Redemption
(In thousands)	2025	2024	Notice Period (b)
Asset Category (a)
Asset allocation funds	$7,855,056	$6,904,581	1 day notice for participant withdrawals 0-30 days for Plan withdrawals
Equity funds	2,577,504	2,154,351	0-1 day notice for participant withdrawals 0-30 days for Plan withdrawals
Fixed income funds	278,473	217,512	1 day notice for participant withdrawals 0-30 days for Plan withdrawals
Guaranteed investment contract fund	338,668	336,238	1 day notice for participant withdrawals 12 months for Plan withdrawals
Stable value investment funds	1,383	2,695	1 day notice for participant withdrawals 12 months or over a multiple-year in tranches for Plan withdrawals
	$11,051,084	$9,615,377
(a) There were no unfunded commitments at December 31, 2025 and 2024.
(b) Redemption frequency is daily for all asset categories.